Other reserves (Tables)	6 Months Ended
Jun. 30, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders
OTHER RESERVES

$ million	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2021	37,298	154	129	906	(25,735)	12,752
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders	—	—	—	—	6,033	6,033
Transfer from other comprehensive income	—	—	—	—	(15)	(15)
Share-based compensation	—	—	—	(219)	—	(219)
At June 30, 2021	37,298	154	129	687	(19,717)	18,552
At January 1, 2020	37,298	154	123	1,049	(24,173)	14,451
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders	—	—	—	—	(5,642)	(5,642)
Transfer from other comprehensive income	—	—	—	—	17	17
Repurchases of shares	—	—	6	—	—	6
Share-based compensation	—	—	—	(324)	—	(324)
At June 30, 2020	37,298	154	129	725	(29,798)	8,508